Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Interest expenses capitalized	$ (1.4)	$ (1.0)	$ (1.4)
Construction Work in Progress [Member]
Property, Plant and Equipment [Line Items]
Interest expenses capitalized	2.2	1.3
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 69.6	$ 66.2